Pension and other post-employment benefits - Summary of pension and other staff-related benefit costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 29	€ 28	€ 34
Past service cost	1	1
Interest cost	(16)	(21)	(6)
Effect of curtailment or settlement	(1)
Defined benefit plans	13	8	27
Defined contribution plans	423	391	364
Pension and other post-employment benefits	435	399	392
Other staff-related benefits	20	19	(2)
Pension and other staff-related benefits	455	418	390
Net defined benefit asset/liability
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28	27	33
Past service cost	1	1
Interest cost	(19)	(23)	(8)
Effect of curtailment or settlement	(1)
Defined benefit plans	9	5	26
Other post-employment benefits, net
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	3	2	1
Defined benefit plans	€ 4	€ 3	€ 2